Condensed Consolidated Statement of Shareholders' Deficit - USD ($)	Series AA Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Common Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015			$ 10,479	$ 3,773,642	$ (1,570)	$ (13,058,611)	$ (9,276,060)
Balance, shares at Dec. 31, 2015	1,000		104,803,401
Shares issued for cash			$ 566,327	107,022			107,079
Shares issued for cash, shares			57
Units issued for cash			$ 7,968,721	1,127,953			1,128,750
Units issued for cash, shares			797
Share issued for services			$ 990	2,363,981			2,364,971
Share issued for services, shares			9,888,760
Shares issued with notes payable			$ 14	11,066			11,080
Shares issued with notes payable, shares			140,000
Shares issued on extension of notes payable			$ 27	111,634			111,661
Shares issued on extension of notes payable, shares			266,617
Shares issued for conversion of notes payable and accrued interest			$ 947	1,956,770			1,957,717
Shares issued for conversion of notes payable and accrued interest, shares			9,476,582
Net loss						(5,315,672)	(5,315,672)
Balance at Dec. 31, 2016			$ 13,434	9,800,553	(1,570)	(18,374,283)	(8,561,866)
Balance, shares at Dec. 31, 2016	1,000		134,336,637
Private placement units issued for cash			$ 4,242	1,286,008			1,290,250
Private placement units issued for cash, shares			42,434,151
Preferred stock issued for cash							5
Share issued for services			$ 369	203,937			204,306
Share issued for services, shares			3,698,022
Shares issued on exercise of warrants			$ 25	5,025			5,050
Shares issued on exercise of warrants,shares			250,000
Shares issued with lock-up agreements			$ 38	25,232			25,270
Shares issued with lock-up agreements, shares			379,294
Shares issued for conversion of notes payable and accrued interest			$ 12,315	4,963,635			4,975,950
Shares issued for conversion of notes payable and accrued interest, shares			123,163,542
Private placement units issued for conversion of notes payable and accrued interest			$ 400	112,738			113,138
Private placement units issued for conversion of notes payable and accrued interest, shares			4,002,953
Shares issued related to debt extinguishment and settlement			$ 214	119,068			119,282
Shares issued related to debt extinguishment and settlement, shares			2,142,387
Shares issued for repayment of accrued liability			$ 673	235,008			235,681
Shares issued for repayment of accrued liability, shares			6,725,000
Shares returned on settlement of debt			$ (18)	(10,276)			(10,294)
Shares returned on settlement of debt,shares			(180,274)
Valuation of stock options issued for services				1,139,403			1,139,403
Valuation of warrants issued for services				71,113			71,113
Valuation of stock options issued in exchange of deferred compensation				1,467,311			1,467,311
Valuation of warrants issued with note payable				83,453			83,453
Net loss						(10,810,160)	(10,810,160)
Balance at Dec. 31, 2017	$ 5		$ 31,692	19,604,016	(1,570)	(29,184,443)	(9,550,300)
Balance, shares at Dec. 31, 2017	5,000		316,951,712
Private placement units issued for cash			$ 156	59,844			60,000
Private placement units issued for cash, shares			1,561,950
Preferred stock issued for cash		$ 1		134,999			135,000
Preferred stock issued for cash, shares		1,350
Share issued for services			$ 416	129,819			$ 130,235
Share issued for services, shares			4,150,000				4,150,000
Shares issued with lock-up agreements			$ 2	1,044			$ 1,046
Shares issued with lock-up agreements, shares			17,003
Shares issued for conversion of notes payable and accrued interest			$ 5,870	2,367,869			2,373,739
Shares issued for conversion of notes payable and accrued interest, shares			58,695,192
Valuation of warrant and stock options issued for services				382,473			382,473
Valuation of warrants issued with note payable				71,521			71,521
Valuation of warrants issued for extension of notes				19,417			19,417
Net loss						(7,817,953)	(7,817,953)
Balance at Sep. 30, 2018	$ 5	$ 1	$ 38,136	$ 22,884,078	$ (1,570)	$ (37,002,396)	$ (14,081,746)
Balance, shares at Sep. 30, 2018	5,000	1,350	381,375,857